CONSOLIDATED STATEMENTS OF OPERATIONS $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / $ $ / shares	Dec. 31, 2018 CAD ($) $ / $ $ / shares
Premiums
Gross	$ 22,680	$ 20,981
Less: Ceded	2,392	2,339
Net premiums	20,288	18,642
Net investment income (loss):
Interest and other investment income (Note 5)	5,855	5,641
Fair value and foreign currency changes on assets and liabilities (Note 5)	7,118	(3,373)
Net gains (losses) on available-for-sale assets	167	121
Net investment income (loss)	13,140	2,389
Fee income (Note 17)	6,251	5,966
Total revenue	39,679	26,997
Benefits and expenses
Gross claims and benefits paid (Note 10)	17,421	15,986
Increase (decrease) in insurance contract liabilities (Note 10)	11,367	312
Decrease (increase) in reinsurance assets (Note 10)	(28)	97
Increase (decrease) in investment contract liabilities (Note 10)	65	(31)
Reinsurance expenses (recoveries) (Note 11)	(2,131)	(2,021)
Commissions	2,417	2,339
Net transfer to (from) segregated funds (Note 22)	(437)	(308)
Operating expenses (Note 18)	7,033	6,432
Premium taxes	406	375
Interest expense	333	305
Total benefits and expenses	36,446	23,486
Income (loss) before income taxes	3,233	3,511
Less: Income tax expense (benefit) (Note 20)	286	597
Total net income (loss)	2,947	2,914
Less: Net income (loss) attributable to participating policyholders (Note 21)	230	298
Less: Net income (loss) attributable to non-controlling interests	4	0
Shareholders’ net income (loss)	2,713	2,616
Less: Preferred shareholders’ dividends	95	94
Common shareholders’ net income (loss)	$ 2,618	$ 2,522
Average exchange rates during the reporting periods (in USD per share) | $ / $	1.33	1.30
Earnings (loss) per share
Basic earnings (loss) per share (in CAD per share) | $ / shares	$ 4.42	$ 4.16
Diluted earnings (loss) per share (in CAD per share) | $ / shares	4.40	4.14
Dividends per common share (in CAD per share) | $ / shares	$ 2.100	$ 1.905